Trade and other receivables - Trade receivables past due but not impaired and receivables factoring and related programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are past due
Trade receivables	$ 334	$ 244
Factoring receivables sold	456	332
Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	18	7
Up to three months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	15	5
Three to six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	1	$ 2
Over six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	$ 2